Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Condensed Balance Sheet) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 1,013,465	$ 380,664	$ 343,731	$ 60,505
Restricted cash	2,368	1,905
Trading securities	253	179
Prepaid expenses and other current assets	80,538	26,802
Amounts due from subsidiaries and VIEs	2,871	0
Deferred tax assets - current	3,129	2,131
Total current assets	1,157,717	435,272
Acquired intangible assets, net	17,248	12,310
Cost method investment	46,012	12,562
Other non-current assets	39,621	9,335
Deferred tax assets - noncurrent	946	745
Total assets	1,568,896	689,529
LIABILITIES
Accrued expenses and other current liabilities	120,418	168,546
Deferred revenue-current	46,632	21,049
Amount due to subsidiaries and VIEs	517	148
Total current liabilities	208,598	203,714
Deferred revenue-noncurrent	3,544	6,762
Long-term debt	600,000	0
Total liabilities	814,818	211,266
EQUITY
Treasury stock	(139)	0
Additional paid-in capital	568,675	420,662
Accumulated other comprehensive income	20,380	9,114
Retained earnings	119,639	32,061
Total Qihoo 360 Technology Co. Ltd. shareholders' equity	736,893	478,096
TOTAL EQUITY	754,078	478,263	371,492	2,722
TOTAL LIABILITIES AND EQUITY	1,568,896	689,529
Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2012 and 2013, respectively; 123,472,524 and 134,123,218 shares issued and outstanding as of December 31, 2012 and 2013, respectively) [Member]

EQUITY
Ordinary shares	134	123
Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2012 and 2013, respectively; 60,684,573 and 54,767,703 shares issued and outstanding as of December 31, 2012 and 2013, respectively) [Member]

EQUITY
Ordinary shares	55	61
Parent Company [Member]
ASSETS
Cash and cash equivalents	695,515	220,236	241,842	25,947
Restricted cash	300	300
Trading securities	253	179
Prepaid expenses and other current assets	3,206	8,416
Amounts due from subsidiaries and VIEs	167,395	29,805
Deferred tax assets - current	306	195
Total current assets	866,975	259,131
Acquired intangible assets, net	2,449	3,923
Investments in subsidiaries and VIEs	449,893	219,380
Cost method investment	17,139	1,379
Other non-current assets	11,707	0
Deferred tax assets - noncurrent	383	440
Total assets	1,348,546	484,253
LIABILITIES
Accrued expenses and other current liabilities	6,760	2,470
Deferred revenue-current	1,150	730
Amount due to subsidiaries and VIEs	2,306	1,316
Total current liabilities	10,216	4,516
Deferred revenue-noncurrent	1,437	1,641
Long-term debt	600,000	0
Total liabilities	611,653	6,157
EQUITY
Treasury stock	(139)	0
Additional paid-in capital	568,675	420,662
Accumulated other comprehensive income	20,380	9,114
Retained earnings	147,788	48,136
Total Qihoo 360 Technology Co. Ltd. shareholders' equity	736,893	478,096
TOTAL EQUITY	736,893	478,096
TOTAL LIABILITIES AND EQUITY	1,348,546	484,253
Parent Company [Member] | Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of December 31, 2012 and 2013, respectively; 123,472,524 and 134,123,218 shares issued and outstanding as of December 31, 2012 and 2013, respectively) [Member]

EQUITY
Ordinary shares	134	123
Parent Company [Member] | Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of December 31, 2012 and 2013, respectively; 60,684,573 and 54,767,703 shares issued and outstanding as of December 31, 2012 and 2013, respectively) [Member]

EQUITY
Ordinary shares	$ 55	$ 61